Basic and Diluted Net Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss attributable to ordinary shareholders	$ 3,844	$ 4,335
Weighted-average shares used in computing net loss per share, basic	544,608,702	398,123,569
Weighted-average shares used in computing net loss per share, diluted	544,608,702	398,123,569
Net loss per share, basic	$ 0.0071	$ 0.011
Net loss per share, diluted	$ 0.0071	$ 0.011